Revenue from Contracts with Customers - Additional Information (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with customers, asset	$ 0	$ 0
Unsatisfied performance obligations related to contracts with customers	$ 500,000	$ 0